Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-42115
Entity Registrant Name	SmartKem, Inc.
Entity Central Index Key	0001817760
Entity Tax Identification Number	85-1083654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Germay Drive
Entity Address, Address Line Two	Unit 4 #1029
Entity Address, City or Town	Wilmington
Entity Address, Country	DE
Entity Address, Postal Zip Code	19804
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SMTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false